Total
Evermore Global Value Fund
Evermore Global Value Fund
Investment Objective
The Evermore Global Value Fund (the “Fund”) seeks capital appreciation by investing in securities from markets around the world, including U.S. markets.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Evermore Global Value Fund		Investor Class	Institutional Class
Management Fees		0.99%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.52%	0.52%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.78%	1.53%
Fee Waiver and/or Expense Reimbursement	[2]	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.62%	1.37%
[1]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[2]	F/m Investments, LLC d/b/a North Slope Capital, LLC (“F/m” or the “Adviser”) has contractually agreed to limit the amount of the Fund’s total annual operating expenses (excluding taxes, interest on borrowings, AFFE, dividends on securities sold short, brokerage commissions, and other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business) to 1.60% and 1.35% of the Fund’s average daily net assets attributable to the Fund’s Investor Class shares and Institutional Class shares, respectively. This contractual limitation is in effect until December 31, 2025 for Investor Class shares and Institutional Class shares and may not be terminated without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”). The Adviser is permitted to recoup, on a class by class basis, any fees it has waived or deferred or expenses it has borne pursuant to an expense limitation agreement to the extent that the Fund’s expenses (after any repayment is taken into account) do not exceed both of (i) the expense limitations that were in effect at the time of the waiver or reimbursement, and (ii) the current expense limitations. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fees and expenses were waived or deferred. The Board must approve any recoupment payment made to the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class or Institutional Class shares of the Fund for the time periods indicated and then hold or redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the terms of the expense limitation agreement until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Evermore Global Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	165	528	934	2,067
Institutional Class	139	451	803	1,796

Portfolio Turnover

The Fund pays transaction costs, such as commissions and other market-related fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. During the fiscal year ended December 31, 2022 and the fiscal period ended August 31, 2023, the Fund’s and Predecessor Fund’s (as defined below) portfolio turnover rate was 17% and 14%, respectively, of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the Fund primarily seeks investments in the equity securities of companies that are both undervalued and undergoing change (“special situations”). Special situations are situations where the securities of a company are expected to appreciate as a result of company-specific developments (also referred to as “catalysts”) rather than general business conditions or movements of the market as a whole. Catalysts may include management changes, shareholder activism, and operational and financial restructurings (e.g., cost-cutting, asset sales, breakups, spinoffs, mergers, acquisitions, liquidations, share buybacks, recapitalizations, etc.).

The Fund takes an opportunistic approach to global value investing and may invest in securities of issuers located in any country, in any industry, and of any market capitalization (i.e., share price times the number of common stock shares outstanding) size.

The Fund may invest a significant percentage of its net assets in the securities of issuers it deems to be “family-controlled companies.” The Fund considers a family-controlled company to be a company in which an individual(s) or members of a family, directly or indirectly control a significant ownership interest—typically more than 20% of the outstanding voting shares—and can influence the destiny of the company through their involvement with, or control of, the company’s Board of Directors and/or through their C-suite position within the company.

The Fund will invest at least 40% of its assets, and may invest up to 100% of its assets, in the securities of issuers located in various foreign countries, including both developed and emerging markets, whose securities may be denominated in foreign currencies. The Fund determines where a company is located, and thus, whether a company is considered to be located in a foreign country by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. The Fund may invest a significant percentage of its net assets in the securities of issuers located in Europe. Foreign securities may be issued and traded in foreign currencies. The Fund seeks to identify investment opportunities through extensive research and analysis of individual companies, and generally focuses less on stock market conditions or other macro factors. For these reasons, the Fund may seek investments in the securities of companies that the Fund’s sub-adviser, MFP Investors LLC (“MFP” or the “Sub-Adviser”), believes to be temporarily depressed.

The debt securities which the Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as S&P Global Ratings (“S&P”) or Moody’s Investors Service (“Moody’s”). The Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody’s, some of which may be so-called “junk bonds”. The Fund will invest in debt securities based on their current yields and overall potential for capital appreciation, and therefore, such debt securities will have varying maturity dates.

The Fund may invest a portion of its assets in derivative instruments. These may include forward contracts, options and futures contracts. The Fund invests in derivatives primarily to hedge its exposure to changes in the values of foreign currencies, typically through the use of foreign currency derivatives, including forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.

In addition, the Fund may engage in short sales for the following purposes: (i) to hedge against declines of long portfolio positions, (ii) in merger arbitrage situations, and (iii) to profit from declining market values of securities that the Sub-Adviser deems to be overvalued.

The Fund typically will hold an equity investment (other than an investment involving a merger arbitrage situation) for a substantial period of time (more than one year). The Fund will generally sell an investment when the Sub-Adviser determines that its target value has been reached, when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment’s inherent value, when a position weighting needs to be downsized, when catalysts to recognize value no longer exist, when its original investment thesis changes, or when a better investment opportunity arises.

Although the Fund does not have a policy to concentrate assets in any one industry, the Sub-Adviser may, at times, determine that a certain industry or industries offer the best opportunity to achieve the Fund’s investment objective. Therefore, the Fund may invest a significant portion of its total assets in an industry or industries, not to exceed 25% of the Fund’s total assets in any one industry at the time of purchase. The Fund expects to invest in a relatively small number of issuers. The Fund currently expects to invest a significant portion of its assets in the communication services, energy, financial, and industrials sectors, which means that the Fund will be more affected by the performance of such sectors than a fund that is not so significantly invested.

Principal Investment Risks
Performance

The Fund operated as a series (the “Predecessor Fund”) of Evermore Funds Trust prior to the close of business on December 27, 2022, at which time all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, the performance information shown below for periods prior to December 28, 2022 is that of the Predecessor Fund. The Fund has an investment objective, strategies and policies substantially similar to the Predecessor Fund. Unless otherwise indicated, references to the “Fund” in this Prospectus refer to the Predecessor Fund and Fund.

Additionally, effective March 31, 2023, the Adviser was appointed to replace the Fund’s former investment adviser (the “Predecessor Adviser”) as the Fund’s investment adviser. Accordingly, the performance information shown below for periods prior to March 31, 2023 represents the performance of the Fund under the management of the Predecessor Adviser.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Class shares from year to year. The table shows how the Fund’s average annual returns for one year, five years, and ten years compare with those of both a broad measure of market performance and an index of hedge funds with similar investment strategies to the Fund’s. The returns in the bar chart are for the Fund’s Investor Class shares and assumes reinvestment of all dividends and distributions. Prior to April 30, 2015, there was a maximum sales load of 5.00% on the Fund’s Investor Class shares. The annual returns through December 31, 2015 in the bar chart for the Fund’s Investor Class shares do not reflect sales loads. If the sales load were reflected returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information is available by visiting www.evermoreglobal.com or by calling 866-EVERMORE (866-383-7667) (toll free).

Annual Total Returns (Year Ended December 31) – Investor Class

Highest quarterly return: 13.73% (for the quarter ended December 31, 2020); lowest quarterly return: -30.72% (for the quarter ended March 31, 2020).

The Fund’s Investor Class year-to-date total return as of September 30, 2023 was 8.13%.

Average Annual Total Returns (For the periods ended December 31, 2022)
Average Annual Total Returns - Evermore Global Value Fund	1 Year	5 Years	10 Years
Investor Class	(26.48%)	(6.50%)	3.31%
Investor Class | After Taxes on Distributions	(26.39%)	(6.68%)	2.91%
Investor Class | After Taxes on Distributions and Sales	(14.96%)	(4.51%)	2.73%
Institutional Class	(26.35%)	(6.28%)	3.56%
MSCI All-Country World Index Ex USA (USD) (reflects no deduction for fees, expenses or taxes)	(16.00%)	0.88%	3.80%
HFRX Event Driven Index (reflects no deduction for fees, expenses or taxes)	(7.27%)	(0.29%)	1.71%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Class only, and the after-tax returns for Institutional Class will vary to the extent it has different expenses. Prior to April 30, 2015, Investor Class shares were known as Class A shares and Institutional Class shares were known as Class I shares.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions or from foreign tax credits are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions or from foreign tax credits may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

Evermore Global Value Fund | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Evermore Global Value Fund | Currency Exchange Rate Risk

Currency Exchange Rate Risk. The values of foreign securities issued or traded in foreign currencies may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar increases compared to a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

Evermore Global Value Fund | Cybersecurity and Operational Risk

Cybersecurity and Operational Risk. The Fund and its service providers may experience disruptions that arise from cyber security incidents, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Sub-Adviser, custodian, transfer agent, distributor or other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its Adviser and Sub-Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, Adviser, or Sub-Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund, Adviser, or Sub-Adviser or their respective service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Evermore Global Value Fund | Debt Securities Risk

Debt Securities Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality is increased, the market values of debt securities generally rise. Conversely, when interest rates rise or perceived credit quality is lowered, the market values of debt securities generally decline. The magnitude of these fluctuations will be greater when the average maturity of the Fund’s securities is longer.

○	Credit Risk. The Fund’s investments in debt securities, including high yield securities and lower-rated or unrated debt securities, include credit risk of the issuer. The value of the Fund’s investments in debt securities may decline if an issuer fails to pay an obligation on a timely basis. If the credit quality of the Fund’s investments in debt securities deteriorates, the value of those investments could decline, and the value of the Fund’s shares could decline.

○	High Yield Securities Risk. The Fund may invest in high yield securities and lower-rated or unrated securities of similar credit quality of distressed companies (sometimes referred to as “high yield securities” or “junk bonds”) and may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

○	Interest Rate Risk. The U.S. Federal Reserve has raised interest rates from historically low levels and may continue to do so. If interest rates rise, the Fund’s yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The Fund may be exposed to heightened interest rate risk as interest rates rise. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

In addition, the Fund’s investments in debt securities are subject to liquidity risk. See “Liquidity Risk” below for additional information.

Evermore Global Value Fund | Derivative Investment Risk

Derivative Investment Risk. Derivatives are subject to a number of risks, such as interest rate risk, market risk, credit risk, and foreign exchange risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund may lose more money than its initial investment in the derivative. A small investment in a derivative could have a relatively large positive or negative impact on the performance of the Fund, potentially resulting in losses to Fund shareholders. In addition, there is the risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.

Evermore Global Value Fund | Emerging Market Risk

Emerging Market Risk. The risks of foreign investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited. Political and economic structures in emerging market countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Evermore Global Value Fund | European Market Risk

European Market Risk. The Fund has historically invested and may continue to invest a significant percentage of its net assets in European companies. As such, the value of its investments will be affected by factors related to the European region and may fluctuate more widely than that of a fund that invests more broadly across geographic regions. The Fund may be particularly susceptible to risks relating to economic, political, regulatory or other events or conditions, including acts of war or other conflicts, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, private and public sector debt problems of a single European Union (“EU”) country can pose economic risks to the EU as a whole. Furthermore, political, regulatory and commercial uncertainty resulting from the departure of the United Kingdom (“UK”) from the EU, commonly referred to as “Brexit,” may negatively impact the Fund’s investments in European companies.

Evermore Global Value Fund | Family-Controlled Companies Risk

Family-Controlled Companies Risk. The Fund may invest a significant portion of its assets in the securities of issuers that it deems to be “family-controlled companies.” Corporate governance standards of some family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. In addition, many family-controlled companies utilize a dual class ownership structure where insider shares carry greater voting rights per share than non-insider shares and therefore allow the family to continue to have outsized control even after selling of a significant portion of the company to outsiders.

Evermore Global Value Fund | Focused Portfolio Risk

Focused Portfolio Risk. The Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s securities may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent that the Fund invests its assets in the securities of fewer issuers, the Fund is subject to greater risk of loss if any of those securities becomes impaired.

Evermore Global Value Fund | Foreign Securities Risk

Foreign Securities Risk. Securities of companies located outside the U.S. involve additional risks that can increase the potential for losses in the Fund to the extent that it invests in these securities. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, less publicly available information, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; political, social or economic instability; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price. To the extent that the Fund’s assets are significantly invested in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region.

In addition, on January 31, 2020, the UK officially withdrew from the EU, commonly referred to as “Brexit.” Following a transition period, the UK’s post-Brexit trade agreement with the EU entered into force on May 1, 2021. Brexit has led to legal uncertainties and could lead to politically divergent national laws and regulations as a new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Until the economic, political and regulatory effects of Brexit become clearer, there remains a risk that Brexit may negatively impact the Fund’s investments and cause it to lose money. Any further withdrawals from the EU could cause additional market disruption globally.

Evermore Global Value Fund | Industry and Sector Risk

Industry and Sector Risk. To the extent the Fund invests a significant portion of its assets in a particular industry or sector, the value of its investments will be affected by factors related to that industry or sector and may fluctuate more widely than that of a fund that invests more broadly across industries or sectors. The Fund may focus its investments in the following sectors:

○	Communication Services Sector Risk. The Fund’s investments are exposed to issuers conducting business in the communication services sector. The communication services sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communication services sector. The performance of companies operating in the communication services sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Increased sensitivity to short product cycles and aggressive pricing, challenges in bringing products to market and changes in demographics and consumer tastes also can affect the demand for, and success of, communication services products and services in the marketplace.

○	Energy Sector Risk. The Fund may invest to a significant extent in the energy sector of the economy. Companies in the energy industry may be significantly affected by volatile energy prices and supply and demand of energy fuels, conservation efforts, energy exploration and production, government regulation, weather or natural disasters and global events. Energy companies may also operate in, or do business in, countries with less developed regulatory regimes or countries with a history of expropriation, nationalization or other adverse policies. Because of this, the securities of energy companies can be very volatile. Energy companies may also have high levels of debt, making them more likely to restructure their businesses if there are market downturns in the energy sector or in the market as a whole.

○	Financial Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.
○	Industrials Sector Risk. The Fund may invest to a significant extent in the industrials sector of the economy. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Evermore Global Value Fund | Large Companies Risk

Large Companies Risk. Investments in large capitalization companies may underperform the markets as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Evermore Global Value Fund | Large Shareholder Purchase and Redemption Risk

Large Shareholder Purchase and Redemption Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Fund’s expense ratio due to a smaller asset base. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

Evermore Global Value Fund | Liquidity Risk

Liquidity Risk. The Fund may invest in a significant portion of its assets in securities or instruments that trade in lower volumes and are less liquid than other investments. The Fund may also make investments that become less liquid or illiquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The Fund may have to accept a lower price or may not be able to sell a security or instrument at all. An inability to sell one or more portfolio positions at a reasonable price or at all can adversely affect the Fund’s NAV and/or prevent the Fund from being able to take advantage of other investment opportunities. The Fund’s investments in non-investment grade fixed income securities are especially subject to liquidity risk. In addition, markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Recently, dealers have generally been less willing to make markets for certain fixed income securities. Liquidity risk may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.

Liquidity risk also refers to the risk that the Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV.

Evermore Global Value Fund | Management Risk

Management Risk. The Fund is subject to risk that the Sub-Adviser will make poor security selections. The Sub-Adviser applies its own investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will achieve the desired results for the Fund.

Evermore Global Value Fund | Market Events Risk

Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility and decreased liquidity, which could negatively impact Fund performance. In addition, events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions and pandemics could also significantly impact the Fund and its investments.

Evermore Global Value Fund | Pandemic Risk

Pandemic Risk. Disease outbreaks that affect local economies or the global economy may materially and adversely impact the Fund, its investments and/or its operations. For example, uncertainties regarding the COVID-19 outbreak have resulted in serious economic disruptions globally. These disruptions may lead to instability in the marketplace, including stock market losses and overall volatility, as has occurred in connection with COVID-19. In the event of a pandemic or an outbreak, there can be no assurance that the Adviser, Sub-Adviser or the Fund’s service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. Although vaccines for COVID-19 are widely available, the full impacts of a pandemic or disease outbreaks are unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time.

Evermore Global Value Fund | Short Sale Risk

Short Sale Risk. This is the risk that the Fund will incur a theoretically unlimited loss if a price of a security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.

Evermore Global Value Fund | Small and/or Mid-Sized Companies Risk

Small and/or Mid-Sized Companies Risk. Investments in securities of small and mid-sized companies tend to be more vulnerable to adverse developments and are more volatile and less liquid than securities of large companies. Compared to large companies, small and mid-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information about the issuers of the securities or have less market interest for such securities.

Evermore Global Value Fund | Special Situations Risk

Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments the Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

Evermore Global Value Fund | Stock Market Risk

Stock Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. In addition, the trading prices of equity securities fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as developments that affect specific market segments and the stock market as a whole. The Fund’s NAV, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor in the Fund could lose money over short or even long periods.

Evermore Global Value Fund | United States Investing Risk

United States Investing Risk. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure.

Evermore Global Value Fund | Valuation Risk

Valuation Risk. Many factors may influence the price at which the Fund could sell any particular portfolio investment. Valuation risk is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Evermore Global Value Fund | Value Stock Risk

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Sub-Adviser, undervalued. The value of a security believed by the Sub-Adviser to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.

Evermore Global Value Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
P/E GLOBAL ENHANCED INTERNATIONAL FUND
SUMMARY SECTION
Investment Objective
The investment objective of the P/E Global Enhanced International Fund (the “Fund”) is to seek total return.
Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you invest at least $25,000 in Class A Shares of the Fund. More Information about these discounts is available from your financial professional, in the section of this Prospectus entitled “Shareholder Information – Sales Charges” and in the section of the Fund’s Statement of Additional Information (“SAI”) entitled “Purchase and Redemption Information – Reducing or Eliminating the Front End Sales Charge.” Financial Intermediaries may impose different sales charge waivers for Class A Shares, and these variations are described in the section of this Prospectus entitled “Shareholder – Information – Sales Charges”.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - P/E GLOBAL ENHANCED INTERNATIONAL FUND		Institutional Class	Investor Class	Class A
Maximum Sales Charge (Load) Imposed on Purchases		none	none	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	[1]	none	none	1.00%
[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A Shares made within 12 months after a purchase of Class A Shares where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - P/E GLOBAL ENHANCED INTERNATIONAL FUND		Institutional Class	Investor Class	Class A
Management Fees		0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	[1]	none	0.25%	0.25%
Other Expenses	[2]	1.74%	1.74%	1.74%
Total Annual Fund Operating Expenses		2.69%	2.94%	2.94%
Fee Waiver and/or Expense Reimbursement	[3]	(1.69%)	(1.69%)	(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.00%	1.25%	1.25%
[1]	The Fund has adopted a distribution plan for Investor Class Shares and Class A Shares pursuant to Rule 12b-1 (“Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”) that permits payments of up to 0.25% as a percentage of average daily net assets of each of the Fund’s Investor Class Shares and Class A Shares.
[2]	“Other Expenses” for Investor Class Shares and Class A Shares, each of which had not commenced operations as of the date of this Prospectus, are estimated for the current fiscal year.
[3]	P/E Global LLC (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.00%, 1.25%, and 1.25% of the Fund’s average daily net assets for Institutional Class, Investor Class, and Class A Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.00%, 1.25%, and 1.25%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Trustees of The RBB Fund Trust (the “Trust”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.00%, 1.25%, and 1.25%, as applicable, the Adviser may recoup from the Fund any waived amount or other payments remitted by the Adviser within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s expense ratio (after repayment is taken into account) to exceed (i) expense limitations that were in effect at the time of the waiver or reimbursement, or (ii) the current expense limitations.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class Shares and Class A Shares and $100,000 in Institutional Class Shares in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - P/E GLOBAL ENHANCED INTERNATIONAL FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	1,020	6,745	12,738	28,974
Investor Class	127	750	1,399	3,141
Class A	127	750	1,399	3,141

You would pay the following expenses on Class A Shares if you did not redeem your Shares at the end of the periods indicated:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
P/E GLOBAL ENHANCED INTERNATIONAL FUND | Class A | USD ($)	277	750	1,399	3,141

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period from December 29, 2022 (commencement of the Fund’s operations) through August 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If those instruments were included in the calculation, the Fund would have a higher portfolio turnover rate.

Principal Investment Strategies

The Adviser seeks to achieve the Fund’s investment objective primarily by investing in exchange-traded futures, including equity index, such as futures related to the MSCI EAFE Index, and currency futures. The Fund may also invest in forward contracts.

As the Fund’s equity index and currency exposure is taken primarily through investments in futures contacts, which generally do not require significant collateral, the Fund also expects to invest a significant portion of its assets in instruments for cash management purposes, including fixed-income securities, such as U.S. Treasury securities, money market securities, cash or cash equivalents.

The Adviser employs various qualitative and quantitative investment processes that it refers to as the Enhanced International Equity Strategy on behalf of the Fund. The Enhanced International Equity Strategy seeks to combine the performance of:

●	Certain U.S. dollar hedged global equity index futures (referred to as the “International Equity Index Futures Component”), and

●	the Adviser’s proprietary FX Strategy (Conservative, No-Gold), a strategy focused on the international currency markets that targets a volatility designated by the Adviser as conservative and excludes exposure to gold (the “FX Component”).

International Equity Index Futures Component: The Fund seeks to capture the returns of large and mid-cap equity securities in developed markets outside of the U.S. and Canada by investing in exchange-traded equity index futures such as futures on the MSCI EAFE Index.

These exchange-traded equity index futures may be denominated in U.S. Dollars, however, the securities that compose the underlying index are each denominated in their home currency. Consequently, the returns of the index futures are influenced by changes in the exchange rate between the U.S. Dollar and the various home currencies of the securities included in the index. To reduce this influence, the Adviser utilizes exchange-traded currency futures to hedge all or a portion of the exchange rate influence embedded in index and, as described below in the FX Component, overlays selected foreign currency exposure to target enhanced returns.

FX Component: The Fund invests in exchange-traded futures providing exposure to developed market and emerging market currencies. The Adviser’s investment process involves the use of a disciplined and dynamic quantitative model to determine positions held by the Fund. This model relies on statistical analysis to forecast returns and volatilities for currencies based on underlying fundamental factors which the Adviser believes drive exchange rates over time.

As part of the Adviser’s portfolio construction and optimization process, the Adviser seeks to minimize exposure to currencies of countries with heightened sustainability risks, through implementation of a penalty function that references environmental, social and/or governance (“ESG”) score data issued by an independent third party that is related to a particular country. The penalty function is intended to reduce the Fund’s exposures to currencies of countries with low ESG scores. ESG scores may be negatively impacted by underlying data in three general categories: (1) natural and produced capital (e.g., insufficient infrastructure), (2) human capital (e.g., poor access to clean water), and (3) institutional capital (e.g., evidence of corruption).

Under normal circumstances, the Fund will have exposure to investments that are economically tied to at least three different countries outside of the U.S. In addition, the Fund will have exposure, equal to at least 40% of its assets, to investments outside of the United States through the use of derivatives.

For this purpose, a company is considered to be located outside the United States if: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. In addition, the Fund considers investments in currency futures to be investments outside of the United States. The Fund considers an equity index future to be an investment outside of the United States if at least 50% of the securities of the companies that comprise the index are located outside of the United States.

The Fund is a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”).

Principal Investment Risks
Performance Information

The Fund commenced operations as a series of the Trust on December 29, 2022. Following the close of business on December 28, 2022, all of the assets of Enhanced International Equity Strategy LLC (the “Predecessor Fund”) were transferred to Institutional Class Shares of the Fund. The Fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the Predecessor Fund’s. Accordingly, the performance information shown below for periods prior to December 29, 2022 is that of the Predecessor Fund and the performance information shown for periods on or after December 29, 2022 is that of the Fund’s Institutional Class Shares.

The Predecessor Fund was not registered under the 1940 Act, and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Accordingly, future Fund performance may be different than the Predecessor Fund’s restated past performance. The Predecessor Fund was not a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) and therefore did not distribute current or accumulated earnings and profits and was not subject to the diversification and source of income requirements applicable to regulated investment companies. The Predecessor Fund’s returns include all account fees and expenses, before expense limitations. As a result of the Fund’s contractual expense limitation in effect until December 31, 2024, the operating expenses borne by investors in the Institutional Class Shares are expected to be lower than the operating expense borne by investors in the Predecessor Fund. Because the Fund has different fees and expenses than the Predecessor Fund, the Predecessor Fund would, therefore, have had different performance results if it were subject to the Fund’s fees and expenses. The performance of the Investor Class Shares and Class A Shares would have been lower as a result of their higher operating expenses. Monthly returns from the inception of the Predecessor Fund through December 28, 2022 are provided in Appendix A of the Prospectus.

The bar chart and table below illustrate the long-term performance of the Fund, including the Predecessor Fund. The bar chart shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of all dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Updated performance information is available online at www.PEGlobalEnhancedInternationalFund.com or by calling 1-855-610-4766 (toll free).

Total Returns for the Calendar Years Ended December 31

During the period shown in the bar chart, the best performance for a quarter was 14.29% (for the quarter ended March 31, 2019). The worst performance was -9.66% (for the quarter ended December 31, 2018).

The Fund’s year-to-date return for the nine-month period ended September 30, 2023 was 15.59%.

Average Annual Total Returns For the periods ended December 31, 2022

The following table compares the average annual total returns for the Fund’s Institutional Class Shares, including the Predecessor Fund, before taxes for the one-year, five-year and since inception periods to the average annual total returns of a broad-based securities market index for the same periods. Average annual total returns for the Fund’s Investor Class Shares and Class A Shares are not included in the table because those classes had not commenced operations prior to the date of this Prospectus. The returns for Investor Class Shares and Class A Shares would be substantially similar to the returns for Institutional Class Shares because the shares are invested in the same portfolio of securities, and would differ only to the extent that the classes have different expenses. Past performance is not necessarily an indicator of how the Fund will perform in the future.

Average Annual Total Returns - P/E GLOBAL ENHANCED INTERNATIONAL FUND		1 Year	5 Years	Since Inception	Inception Date
Institutional Class	[1]	2.38%	9.73%	9.27%	Dec. 26, 2017
Institutional Class | After Taxes on Distributions					Dec. 26, 2017
Institutional Class | After Taxes on Distributions and Sales					Dec. 26, 2017
Index 1 [Member]	[2]	(14.45%)	1.54%	1.71%	Dec. 26, 2017
[1]	Institutional Class Shares of the Fund commenced operations on December 29, 2022. Performance shown prior to inception of the Institutional Class Shares is based on the performance of the Predecessor Fund before expense limitations.
[2]	The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. The MSCI EAFE Index is available for a number of regions, market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. The ICE Futures Europe, ICE Futures US and Chicago Board Options Exchange (CBOE) are licensed to list futures contracts on this Index.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Risk Lose Money [Member]
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
P/E GLOBAL ENHANCED INTERNATIONAL FUND | Emerging Market Risk
●	Emerging Market Risk: The Fund intends to have exposure to emerging markets due to the Fund’s investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets; are subject to greater social, economic and political instability; have less governmental supervision and regulation of securities markets; and have weaker auditing and financial reporting standards. Investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC, the CFTC, and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Foreign Securities Risk
●	Foreign Securities Risk: The Fund expects to have significant exposure to non-U.S. issuers organized or having their principal place of business outside of the U.S. or doing a substantial amount of business outside of the U.S. Foreign investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections and differences in taxation, auditing and other financial practices. Investments with exposure to emerging market securities are subject to higher risks than those in developed countries because there is greater uncertainty in less established markets and economies.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Liquidity Risk
●	Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Management Risk
●	Management Risk: The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
P/E GLOBAL ENHANCED INTERNATIONAL FUND | Derivatives Risk [Member]
●	Derivatives Risk: Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. The primary types of derivatives in which the Fund invests in are futures contracts. The Fund may also invest in forward contracts. Futures contracts and forward contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts and forward contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts and forward contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts and forward contracts could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and forward contracts.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Leverage Volatility Risk [Member]
●	Leverage/Volatility Risk: The Fund should be considered highly leveraged and is suitable only for investors with high tolerance for investment risk. Leverage embedded in the various derivative instruments traded may result in the Fund holding positions whose face or notional value may be many times the Fund’s net asset value (“NAV”). For example, the amount of margin funds necessary to be deposited in order to enter into a futures, forward or option contract position is typically from 2% to 10% of the total face or notional value of the contract. As a result of this leveraging, even a small movement in the price of an underlying asset can cause a correspondingly large profit or loss. Losses incurred on leveraged investments increase in direct proportion to the degree of leverage employed. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Futuresand Forward Contractsand Related Risks [Member]
●	Futures and Forward Contracts and Related Risks: The successful use of futures and forward contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts are:

●	Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

●	the imperfect correlation between the change in market value of the forward or futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

●	possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

●	possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

●	potentially unlimited losses caused by unanticipated market movements;

●	the Fund’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

●	the possibility that the counterparty will default in the performance of its obligations; and

●	if the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to the Fund.

There is no assurance that the Fund’s investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | C F T C Risk [Member]
●	CFTC Risk: The Fund is subject to certain CFTC-mandated disclosure, reporting and recordkeeping obligations under CFTC and Securities and Exchange Commission (“SEC”) harmonized regulations, which could result in additional expenses for the Fund.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Index Futures Risk [Member]
●	Index Futures Risk: An index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the prices of the securities that comprise the index at the opening of trading in such securities on the next business day. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in the Fund’s portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio. Thus, for example, if the Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). However, if the market value of the portfolio were to increase, the Fund would lose money on the futures contracts. Stock index futures contracts are subject to the same risks as other futures contracts.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Equity Securities Risk
●	Equity Securities Risk: The Fund expects to invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Large Cap Equity Risk [Member]
●	Large-Cap Equity Risk: The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Mid Cap Equity Risk [Member]
●	Mid-Cap Equity Risk: The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Currency Risk [Member]
●	Currency Risk: The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates, rates of inflation, governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign governments, actions of central banks or supranational entities and the imposition of currency controls or other political developments in the U.S. or abroad.

Currency risk may be particularly high to the extent that the Fund invests in foreign currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Foreign Market Risk [Member]
●	Foreign Market Risk: As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk. Certain foreign securities in which the Fund may invest may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s Shares.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Short Sales Risk [Member]
●	Short Sales Risk: The Fund may take a short position in a derivative instrument, such as a future or forward on a security. A short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Fixed Income Risk [Member]
●	Fixed-Income Risk: Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully herein, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and Share price.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Interest Rate Risk
●	Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s Share price. In addition, certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Credit Risk
●	Credit Risk: Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. This may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | General Market Risk [Member]
●	General Market Risk: The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Counterparty Risk [Member]
●	Counterparty Risk: Where the Fund enters into derivative contracts that are exchange-traded or traded through a central clearing counterparty, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. In addition, the fund may enter into derivative contracts that are privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Model Risk [Member]
●	Model Risk: The Adviser utilizes quantitative models to select Fund investments. Securities or other investments selected using quantitative models may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Strategy Risk [Member]
●	Strategy Risk: The profitability of the Fund’s investments depends, in part, on the ability of the Adviser to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements may be influenced by, among other things:

● changes in interest rates;

● governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

● weather and climate conditions;

● natural disasters, such as hurricanes;

● changing supply and demand relationships;

● changes in balances of payments and trade;

● U.S. and international rates of inflation and deflation;

● currency devaluations and revaluations;

● U.S. and international political and economic events; and

● changes in philosophies and emotions of various market participants.

The Fund may not take all of these factors into account.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Hedging Transactions Risk [Member]
●	Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own cost.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Government Agency Risk [Member]
●	Government Agency Risk: Direct obligations of the U.S. Government such as U.S. Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Government Interventionand Regulatory Changes [Member]
●	Government Intervention and Regulatory Changes: The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and related instruments. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, treats derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation, and requires the Fund to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Cashor Cash Equivalents Risk [Member]
●	Cash or Cash Equivalents Risk: When the Fund holds a significant amount of cash or cash equivalents, such as highly-rated short-term fixed income securities, and does not have significant exposures through investments in derivatives, it may not meet its investment objective and the Fund’s performance may significantly lag that of market indices which, by definition, are composed of groups of securities without a cash component. In addition, increases in inflation may lead to a decline in the value of cash or cash equivalent securities.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | New Fund Risk [Member]
●	New Fund Risk: The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees of the Trust may determine to liquidate the Fund.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Cyber Security Risk [Member]
●	Cyber Security Risk: Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging Shares or receiving distributions. The Fund and its Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | O T C Trading Risk [Member]
●	OTC Trading Risk: Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Regulatory Risk [Member]
●	Regulatory Risk: Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or that could adversely impact the Fund’s performance.

P/E GLOBAL ENHANCED INTERNATIONAL FUND | Environmental Socialand Governance Investing Risk [Member]
●	Environmental, Social and Governance Investing Risk: ESG investing risk is the risk stemming from the sustainability factors that the Adviser may consider in constructing the Fund’s portfolio. The Adviser seeks to minimize the Fund’s exposure to currencies of countries with heightened sustainability risks by using ESG score data issued by an independent third party. This practice may affect the Fund’s exposure to certain countries’ currencies and/or cause the Fund to forego certain investment opportunities. The Fund’s investment results may be lower than other funds that do not utilize ESG information as part of their investment processes. In addition, ESG data produced by a third-party service provider, upon which the Adviser may rely, may be incomplete, inaccurate or generated using inconsistent methodologies. Investors may differ in their views of ESG characteristics, and the Fund may invest in the currencies of countries that do not reflect the beliefs and values of any particular investor. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process.

Penn Capital Short Duration High Income Fund
Penn Capital Short Duration High Income Fund
Investment Objective
The Penn Capital Short Duration High Income Fund (the “Fund”) seeks to provide a high level of current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Penn Capital Short Duration High Income Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Penn Capital Short Duration High Income Fund Institutional Class
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.77%
Acquired Fund Fees and Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	1.25%	[1]
Fee Waiver and/or Expense Reimbursement	(0.68%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.57%
[1]	“Acquired fund fees and expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds. Total Annual Fund Operating Expenses may differ from the ratio of expenses to average net assets shown in the Financial Highlights, which does not include acquired fund fees and expenses because the Financial Highlights reflect the actual operating expenses of the Fund.
[2]	The RBB Fund Trust (the “Trust”) and Penn Capital Management Company, LLC (the “Advisor”), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (including any acquired fund fees and expenses incurred by the Fund as a result of its investments in other investment companies managed by the Advisor, but excluding any acquired fund fees and expenses incurred by the Fund as a result of its investments in unaffiliated investment companies, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending December 31, 2024 do not exceed 0.54% for Institutional Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the month of the fee waiver or payment, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees of the Trust (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Penn Capital Short Duration High Income Fund | Institutional Class | USD ($)	58	329	621	1,451

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 67% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, primarily in fixed income securities and senior floating rate loans that are rated below investment grade. Below-investment grade debt instruments (commonly called “high yield” or “junk”) are those instruments rated BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), or comparably rated by another nationally recognized statistical rating organization, or, if unrated, determined by the Advisor to be of comparable quality. Fixed income securities in which the Fund invests include debt securities such as bonds, notes and debentures. Within the high yield market, the Fund expects to invest primarily in high yield fixed income securities and senior floating rate loans, including covenant lite loans, that are generally rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s, or, if unrated, determined by the Advisor to be of comparable credit quality. The Advisor seeks to pursue a conservative (defensive) investment strategy within the high yield debt market by generally avoiding the lowest rated (i.e., riskiest) debt instruments in the high yield market. The Fund invests in split rated securities (securities which have different ratings from the rating agencies) if one of the ratings is at least a B- rating from S&P or B3 from Moody’s. The Fund will not invest in high yield bonds or senior floating rate loans rated CCC+ or lower by S&P, and Caa1 or lower by Moody’s because the Advisor has determined that such bonds and loans are the riskiest or lowest quality segment of the market and that they have historically been the most likely to default.

In selecting investments for the Fund, the Advisor incorporates environmental, social, and governance-related (“ESG”) issues into its research and analysis, including, but not limited to, an assessment of the following factors: evaluation of a company’s management team, board and leadership structure, share structure and overall business practices. Each investment decision incorporates ESG and sustainability to the extent that any of these ESG factors impact the financial health or reputational risk of the company within the capital markets.

Although the Fund has the ability to invest in securities of any maturity, the Fund will normally target a dollar-weighted average maturity of three years or less in an effort to emphasize a more defensive overall portfolio positioning. Maturity is a measure of the time until the principal amount of a bond or loan is due. The Fund typically focuses on instruments that have short durations and seeks to maintain a duration of no more than three years. Duration is an approximate measure of the underlying portfolio’s price sensitivity to changes in prevailing interest rates. Higher duration securities typically are more sensitive to interest rate changes. Conversely, bonds and loans with a shorter duration are typically less sensitive to interest rate changes. For example, the approximate percentage decrease in the price of a security with a three-year duration would be 3% in response to a 1% increase in interest rates. Duration takes into account a debt instrument’s cash flows over time, including the possibility that a debt instrument might be prepaid by the issuer or redeemed by the holder prior to the stated maturity date. Since shorter duration bonds are typically less volatile than longer duration bonds, the Fund’s defensive positioning is expected to generally result in lower volatility relative to the overall high yield market.

The Fund’s investments in fixed income securities and loans will typically consist of U.S. dollar denominated high yield corporate bonds and notes and senior floating rate loans. The Fund also will invest in the securities of leveraged companies (i.e., companies that issue debt). In addition, the Fund may have increased exposure to investments in the financials sector. The Fund may invest up to 25% of its net assets in foreign fixed-income securities, including those denominated in U.S. dollars or other currencies, or in loans issued by lenders based outside of the U.S.

The Fund is permitted to invest in privately placed Rule 144A fixed-income securities. The Fund may invest up to 20% of its net assets in convertible bonds. The Fund intends to invest primarily in below-investment grade loans and other debt instruments, including bonds, notes, debentures and debt obligations issued by real estate investment trusts (“REITs”). The Fund also will invest in loans issued by banks, as well as investment grade loans and other debt instruments. To achieve its objective, the Fund is permitted to invest in other investment companies, including affiliated investment companies, and in exchange traded funds (“ETFs”), that have investment objectives similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.

The Fund’s investments in senior floating rate loans will be through syndicated loans. Syndicated loans are an extension of credit provided by a group of lenders and are structured, arranged, syndicated and administered by one or more banks. Loan coupons are typically “floating” rate. Floating rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or is reset on predetermined dates (such as the last day of a month or calendar quarter). Floating rate coupons have historically been set using the London Inter-Bank Offered Rate (“LIBOR”) plus the spread (i.e., the rate for such coupons will typically be a spread or margin over LIBOR). The coupon determines the periodic interest payment that the loan holder will receive. At the end of 2021, certain LIBOR rates were discontinued and an increasing number of floating rate coupons are being set using the Secured Overnight Financing Rate (“SOFR”) plus a spread (i.e., the rate for such coupons will typically be a spread or margin over SOFR). Coupons are expected to be consistent with respect to the rate used (e.g., LIBOR or SOFR). Refer to “Principal Investment Risks - LIBOR Transition Risk.” The Fund may obtain exposure to senior floating rate loans through investments in affiliated investment companies.

The Fund may invest in “covenant lite” loans. Certain financial institutions may define “covenant lite” loans differently. Covenant lite loans may have tranches that contain fewer or no restrictive covenants. The tranche of the covenant lite loan that has fewer restrictions typically does not include the legal clauses which allows an investor to proactively enforce financial tests or prevent or restrict undesired actions taken by the company or sponsor. Covenant lite loans also generally give the borrower/issuer more flexibility if they have met certain loan terms and provide fewer investor protections if certain criteria are breached.

The Advisor considers both quantitative and qualitative factors in its evaluation and selection of investments for the Fund. Quantitative measures include the review of company financial statements and analysis of the company’s projected future financial position. Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers. The Advisor could choose to sell a particular security if, for example, it no longer satisfies specific criteria based on the quantitative and qualitative factors outlined above, or to take advantage of what the Advisor has determined to be a better investment opportunity.

The Fund anticipates a higher than average portfolio turnover rate.

Principal Investment Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from year to year. The table shows how the average annual total returns of the Fund for various periods compare with those of ICE BofA 1-3 Year BB US Cash Pay High Yield Index, a broad measure of market performance. The table also compares the Fund’s performance against the returns of ICE BofA US High Yield Cash Pay BB-B Rated 1-3 Years Index, a benchmark that has investment characteristics similar to the Fund. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.penncapitalfunds.com or by calling 1-844-302-PENN (7366).

Institutional Class Shares Calendar Year Returns as of December 31

The Fund’s calendar year-to-date return as of September 30, 2023 was 4.62%. During the period shown in the bar chart, the highest return for a calendar quarter was 4.37% (quarter ended June 30, 2020), and the lowest return for a calendar quarter was -8.75% (quarter ended March 31, 2020).

Average Annual Total Returns (for the Periods Ended December 31, 2022)
Average Annual Total Returns - Penn Capital Short Duration High Income Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	(2.26%)	1.96%	1.86%	Jul. 17, 2017
Institutional Class | After Taxes on Distributions	(3.62%)	0.53%	0.43%	Jul. 17, 2017
Institutional Class | After Taxes on Distributions and Sales	(1.35%)	0.89%	0.81%	Jul. 17, 2017
ICE BofA 1-3 Year BB US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)	(3.07%)	3.05%	2.99%	Jul. 17, 2017
ICE BofA US High Yield Cash Pay BB-B Rated 1-3 Years Index (reflects no deduction for fees, expenses or taxes)	(2.62%)	2.90%	2.95%	Jul. 17, 2017

Actual after-tax returns depend on each shareholder’s individual tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.

Penn Capital Short Duration High Income Fund | Risk Lose Money [Member]
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund
Penn Capital Short Duration High Income Fund | Foreign Securities Risk
●

Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Penn Capital Short Duration High Income Fund | Liquidity Risk
●

Liquidity Risk. Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil. It may be more difficult for the Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment. If the Fund sells investments with extended settlement times, such as loans, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations for a substantial period of time.

Penn Capital Short Duration High Income Fund | Management Risk
●	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

Penn Capital Short Duration High Income Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Penn Capital Short Duration High Income Fund | Interest Rate Risk
●

Interest Rate Risk. An increase in interest rates may cause a fall in the value of the fixed income securities in which the Fund may invest. Declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s coupon, maturity, and call features, among other factors.

Penn Capital Short Duration High Income Fund | Credit Risk
●

Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Penn Capital Short Duration High Income Fund | High Yield Securities Risk
●

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality, commonly known as “junk” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, a greater level of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Penn Capital Short Duration High Income Fund | Debt/Fixed Income Securities Risk
●

Debt/Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are generally subject to interest rate risk, prepayment/extension risk, and credit risk.

Penn Capital Short Duration High Income Fund | Leveraged Companies Risk
●

Leveraged Companies Risk. Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company’s securities. Leveraged companies can have limited access to additional capital.

Penn Capital Short Duration High Income Fund | Prepayment/Extension Risk
●

Prepayment/Extension Risk. In connection with the Fund’s investments in fixed income securities, the Fund may be forced to invest in securities with lower yields and thus reducing its income if issuers prepay certain fixed income securities. Issuers may decrease prepayments of principal when interest rates increase, extending the average life and duration of a fixed income security and causing the value of the security to decline.

Penn Capital Short Duration High Income Fund | Income Risk
●	Income Risk. Income risk is the possibility that the Fund’s income will decline because of falling interest rates.

Penn Capital Short Duration High Income Fund | LIBOR Transition Risk
●

LIBOR Transition Risk. Many financial instruments were historically tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies or investment value. As of June 30, 2023, almost all settings of LIBOR have ceased to be published, except that certain widely used U.S. dollar LIBORs will continue to be published on a temporary, synthetic and non-representative basis through at least September 30, 2024. In some instances, regulators have restricted new use of LIBORs prior to the date when synthetic LIBORs will cease to be published. SOFR, which has been used increasingly on a voluntary basis in new instruments and transactions, is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act, which provides a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023.The full impact of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to determine. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and there may be a reduction in the value of certain instruments held by the Fund.

Penn Capital Short Duration High Income Fund | Bank Loan Risk
●

Bank Loan Risk. There are a number of risks associated with an investment in floating rate senior secured bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods in excess of seven days all would likely impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

Bank loans in which the Fund invests have similar risks to below investment grade fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances could reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Due to their subordination in the borrower’s capital structure, subordinated loans involve a higher degree of overall risk than senior bank loans of the same borrower.

A significant portion of bank loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics. The Fund may experience relatively greater realized or unrealized losses or delays in enforcing its rights on its holdings of certain covenant lite loans than its holdings of loans with the usual covenants.

Penn Capital Short Duration High Income Fund | Investments in Other Investment Companies Risk
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Investments in Other Investment Companies Risk. The Fund’s investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Shareholders will indirectly be subject to the fees and expenses of the other investment companies and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

Penn Capital Short Duration High Income Fund | Rating Agencies Risk
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Rating Agencies Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

Penn Capital Short Duration High Income Fund | Private Placement Risk
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Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”). Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that the Advisor determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid investments.

Penn Capital Short Duration High Income Fund | Portfolio Turnover Risk
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Portfolio Turnover Risk. The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases the Fund’s portfolio turnover rate and transaction costs, such as brokerage commissions, dealer mark-ups and taxes. Increased transaction costs could detract from the Fund’s performance.

Penn Capital Short Duration High Income Fund | Redemption Risk
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Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions could cause the Fund to experience a loss, increase the Fund’s transaction costs, or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions if such shareholder reallocates its assets.

Penn Capital Short Duration High Income Fund | Market Risk
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Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Penn Capital Short Duration High Income Fund | Volatility Risk
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Volatility Risk. The value of securities in the Fund’s portfolio may go down. The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and you could lose money.

Penn Capital Short Duration High Income Fund | Financials Sector Risk
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Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Penn Capital Short Duration High Income Fund | REIT Risk
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REIT Risk. Debt securities issued by REITs are, for the most part, general and (may be) unsecured obligations and are subject to risks associated with REITs. A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The risk of defaults is generally higher in the case of mortgage pools that include subprime mortgages (which refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments, and second-lien mortgage loans), and a decline in or flattening of property values also may exacerbate losses. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Penn Capital Short Duration High Income Fund | Convertible Securities Risk
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Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible fixed income security, and generally has less potential for gain or loss than the underlying stock.

Penn Capital Short Duration High Income Fund | Agent Insolvency Risk
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Agent Insolvency Risk. In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan.

Penn Capital Short Duration High Income Fund | ETF Risk
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ETF Risk. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their net asset value per share (“NAV”) and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Trading of ETFs may be halted by the activation of individual or marketwide trading halts, or if the ETFs are delisted from an exchange. Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

Penn Capital Short Duration High Income Fund | Foreign Currency Risk
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Foreign Currency Risk. The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates can fluctuate significantly over short periods of time.

Penn Capital Short Duration High Income Fund | Maturity Risk
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Maturity Risk. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.

Penn Capital Short Duration High Income Fund | ESG Investing Risk
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ESG Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Fund may apply in selecting securities. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Investors may differ in their views of ESG characteristics. The Fund’s returns may be lower than other funds that do not use ESG ratings.

Penn Capital Opportunistic High Income Fund
Penn Capital Opportunistic High Income Fund
Investment Objective
The Penn Capital Opportunistic High Income Fund (the “Fund”) seeks to provide total return through interest income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Penn Capital Opportunistic High Income Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Penn Capital Opportunistic High Income Fund Institutional Class
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.81%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.52%	[1]
Fee Waiver and/or Expense Reimbursement	(0.78%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.74%
[1]	“Acquired fund fees and expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds. Total Annual Fund Operating Expenses may differ from the ratio of expenses to average net assets shown in the Financial Highlights, which does not include acquired fund fees and expenses because the Financial Highlights reflect the actual operating expenses of the Fund.
[2]	The RBB Fund Trust (the “Trust”) and Penn Capital Management Company, LLC (the “Advisor”), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (including any acquired fund fees and expenses incurred by the Fund as a result of its investments in other investment companies managed by the Advisor, but excluding any acquired fund fees and expenses incurred by the Fund as a result of its investments in unaffiliated investment companies, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending December 31, 2024, do not exceed 0.72% for Institutional Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the month of the fee waiver or payment, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees of the Trust (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Penn Capital Opportunistic High Income Fund | Institutional Class | USD ($)	76	404	755	1,746

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 61% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in high yield debt instruments. High yield debt instruments include high yield fixed income securities and senior floating rate bank loans that are generally rated at the time of purchase below investment grade. Below-investment grade debt instruments (commonly called “high yield” or “junk”) are those instruments rated BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), or comparably rated by another nationally recognized statistical rating organization, or, if unrated, determined by the Advisor to be of comparable quality. High yield securities include bonds, notes, debentures, preferred stock, payment-in-kind bonds, debt obligations issued by real estate investment trusts (“REITs”), and convertible securities. The Advisor expects to engage in tactical allocations of direct investments as well as investment in other investment companies to achieve its investment objective. As a result of this tactical allocation strategy, the Advisor is permitted to invest a significant portion of the Fund’s assets directly in bank loans, including covenant lite loans, or in instruments with exposure to bank loans, and alternatively, could invest significant amounts in bonds or other instruments identified herein, and less significantly in bank loans, depending upon the Advisor’s determination of market conditions as it considers the Fund’s tactical investment allocation.

In selecting investments for the Fund, the Advisor incorporates environmental, social, and governance-related (“ESG”) issues into its research and analysis, including, but not limited to, an assessment of the following factors: evaluation of a company’s management team, board and leadership structure, share structure and overall business practices. Each investment decision incorporates ESG and sustainability to the extent that any of these ESG factors impact the financial health or reputational risk of the company within the capital markets.

The Fund is also permitted to invest in private placements, including Rule 144A fixed-income securities, in these types of securities. The Fund also can invest in common stock received through restructuring of a defaulted bond or from the conversion of a convertible security, and investment grade debt instruments. The Fund is permitted to invest in instruments of any maturity. In addition, the Fund may have increased exposure to investments in the financials sector. The Fund will invest in the securities of leveraged companies (i.e., companies that issue debt). The Fund’s investments also can include the securities of companies that are experiencing financial distress, are on the brink of a restructuring or liquidation, or are currently undergoing a restructuring or liquidation under or outside of Federal Bankruptcy Code proceedings, if the Advisor believes that such securities are undervalued and have potential for capital appreciation.

The Fund intends to invest primarily in debt securities that are U.S. dollar denominated, although the Fund may invest in debt securities denominated in foreign currencies. The Fund may invest up to 25% of its net assets in debt of foreign companies.

To obtain exposure to bank loans, as well as other high yield instruments, the Fund also will invest in other investment companies, including affiliated investment companies, and exchange traded funds (“ETFs”), that have investment objectives similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. The Fund will obtain exposure to senior floating rate loans through (at times significant) investments in affiliated investment companies.

The Fund’s investments directly in bank loans will be through syndicated loans. Syndicated loans are an extension of credit provided by a group of lenders and are structured, arranged, syndicated and administered by one or more banks. A syndicated bank loan is purchased either via “assignment” or “participation”. When a loan is purchased via assignment, the buyer is approved by the borrower and becomes the legal lender of record. When a loan is purchased via participation, the buyer receives the right to repayment but is not the legal lender of record. Most loans acquired by the Fund will be via assignment. Loan coupons are typically “floating” rate. Floating rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). Floating rate coupons have historically been set using the London Inter-Bank Offered Rate (“LIBOR”) plus the spread (i.e., the rate for such coupons will typically be a spread or margin over LIBOR). The coupon determines the periodic interest payment that the loan holder will receive. At the end of 2021, certain LIBOR rates were discontinued and an increasing number of floating rate coupons are being set using the Secured Overnight Financing Rate (“SOFR”) plus a spread (i.e., the rate for such coupons will typically be a spread or margin over SOFR). Coupons are expected to be consistent with respect to the rate used (e.g., LIBOR or SOFR). Refer to “Principal Investment Risks - LIBOR Transition Risk.”

The Fund may invest in “covenant lite” loans. Certain financial institutions may define “covenant lite” loans differently. Covenant lite loans may have tranches that contain fewer or no restrictive covenants. The tranche of the covenant lite loan that has fewer restrictions typically does not include the legal clauses which allow an investor to proactively enforce financial tests or prevent or restrict undesired actions taken by the company or sponsor. Covenant lite loans also generally give the borrower/issuer more flexibility if they have met certain loan terms and provide fewer investor protections if certain criteria are breached.

The Fund seeks to maintain a well-diversified portfolio of credit instruments with dual objectives of interest income and total return opportunities. The Advisor considers both quantitative and qualitative factors in its evaluation and selection of investments for the Fund. Quantitative measures include the review of company financial statements and analysis of the company’s projected future financial position. Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers. The Advisor could choose to sell a particular security if, for example, it no longer satisfies specific criteria based on the quantitative and qualitative factors outlined above, or to take advantage of what the Advisor has determined to be a better investment opportunity.

The Fund anticipates a higher than average portfolio turnover rate.

Principal Investment Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class shares has varied from year to year. The table shows how the average annual total returns of the Fund’s Institutional Class Shares for various periods compare with those of ICE BofA US High Yield Constrained Index, a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.penncapitalfunds.com or by calling 1-844-302-PENN (7366).

Institutional Class Shares Calendar Year Returns as of December 31

The Fund’s calendar year-to-date return as of September 30, 2023 was 4.74%. During the period shown in the bar chart, the highest return for a calendar quarter was 7.99% (quarter ended December 31, 2020), and the lowest return for a calendar quarter was -15.08% (quarter ended March 31, 2020).

Average Annual Total Returns (for the Periods Ended December 31, 2022)
Average Annual Total Returns - Penn Capital Opportunistic High Income Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	(10.94%)	1.51%	3.64%	Nov. 30, 2015
Institutional Class | After Taxes on Distributions	(12.88%)	(0.75%)	1.02%	Nov. 30, 2015
Institutional Class | After Taxes on Distributions and Sales	(6.46%)	0.23%	1.67%	Nov. 30, 2015
ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	(11.21%)	2.10%	4.48%	Nov. 30, 2015

Actual after-tax returns depend on each shareholder’s individual tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.

Penn Capital Opportunistic High Income Fund | Risk Lose Money [Member]
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund
Penn Capital Opportunistic High Income Fund | Foreign Securities Risk
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Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Penn Capital Opportunistic High Income Fund | Liquidity Risk
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Liquidity Risk. Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil. It may be more difficult for the Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment. If the Fund sells investments with extended settlement times, such as loans, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations for a substantial period of time.

Penn Capital Opportunistic High Income Fund | Management Risk
●	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

Penn Capital Opportunistic High Income Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Penn Capital Opportunistic High Income Fund | Interest Rate Risk
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Interest Rate Risk. An increase in interest rates may cause a fall in the value of the fixed income securities in which the Fund may invest. Declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s coupon, maturity, and call features, among other factors.

Penn Capital Opportunistic High Income Fund | Credit Risk
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Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Penn Capital Opportunistic High Income Fund | High Yield Securities Risk
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High Yield Securities Risk. High yield securities and unrated securities of similar credit quality, commonly known as “junk” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, a greater level of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Penn Capital Opportunistic High Income Fund | Debt/Fixed Income Securities Risk
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Debt/Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are generally subject to interest rate risk, prepayment/extension risk, and credit risk.

Penn Capital Opportunistic High Income Fund | Leveraged Companies Risk
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Leveraged Companies Risk. Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company’s securities. In the event of liquidation or bankruptcy, a company’s creditors take precedence over the company’s stockholders. Leveraged companies can have limited access to additional capital.

Penn Capital Opportunistic High Income Fund | Prepayment/Extension Risk
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Prepayment/Extension Risk. In connection with the Fund’s investments in fixed income securities, the Fund may be forced to invest in securities with lower yields and thus reducing its income if issuers prepay certain fixed income securities. Issuers may decrease prepayments of principal when interest rates increase, extending the average life and duration of a fixed income security and causing the value of the security to decline.

Penn Capital Opportunistic High Income Fund | Income Risk
●	Income Risk. Income risk is the possibility that the Fund’s income will decline because of falling interest rates.

Penn Capital Opportunistic High Income Fund | LIBOR Transition Risk
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LIBOR Transition Risk. Many financial instruments were historically tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies or investment value. As of June 30, 2023, almost all settings of LIBOR have ceased to be published, except that certain widely used U.S. dollar LIBORs will continue to be published on a temporary, synthetic and non-representative basis through at least September 30, 2024. In some instances, regulators have restricted new use of LIBORs prior to the date when synthetic LIBORs will cease to be published. SOFR, which has been used increasingly on a voluntary basis in new instruments and transactions, is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act, which provides a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023.The full impact of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to determine. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and there may be a reduction in the value of certain instruments held by the Fund.

Penn Capital Opportunistic High Income Fund | Bank Loan Risk
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Bank Loan Risk. There are a number of risks associated with an investment in floating rate senior secured bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods in excess of seven days all would likely impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

Bank loans in which the Fund invests have similar risks to below investment grade fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances could reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Due to their subordination in the borrower’s capital structure, subordinated loans involve a higher degree of overall risk than senior bank loans of the same borrower.

A significant portion of bank loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics. The Fund may experience relatively greater realized or unrealized losses or delays in enforcing its rights on its holdings of certain covenant lite loans than its holdings of loans with the usual covenants.

Penn Capital Opportunistic High Income Fund | Investments in Other Investment Companies Risk
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Investments in Other Investment Companies Risk. The Fund’s investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Shareholders will indirectly be subject to the fees and expenses of the other investment companies and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

Penn Capital Opportunistic High Income Fund | Rating Agencies Risk
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Rating Agencies Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

Penn Capital Opportunistic High Income Fund | Private Placement Risk
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Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”). Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that the Advisor determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid investments.

Penn Capital Opportunistic High Income Fund | Portfolio Turnover Risk
●

Portfolio Turnover Risk. The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases the Fund’s portfolio turnover rate and transaction costs, such as brokerage commissions, dealer mark-ups and taxes. Increased transaction costs could detract from the Fund’s performance.

Penn Capital Opportunistic High Income Fund | Redemption Risk
●

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions could cause the Fund to experience a loss, increase the Fund’s transaction costs, or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions if such shareholder reallocates its assets.

Penn Capital Opportunistic High Income Fund | Market Risk
●

Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Penn Capital Opportunistic High Income Fund | Volatility Risk
●

Volatility Risk. The value of securities in the Fund’s portfolio may go down. The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and you could lose money.

Penn Capital Opportunistic High Income Fund | Financials Sector Risk
●

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Penn Capital Opportunistic High Income Fund | REIT Risk
●

REIT Risk. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs. A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The risk of defaults is generally higher in the case of mortgage pools that include subprime mortgages (which refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments, and second-lien mortgage loans), and a decline in or flattening of property values also may exacerbate losses. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Penn Capital Opportunistic High Income Fund | Convertible Securities Risk
●

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible fixed income security, and generally has less potential for gain or loss than the underlying stock.

Penn Capital Opportunistic High Income Fund | Agent Insolvency Risk
●

Agent Insolvency Risk. In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan.

Penn Capital Opportunistic High Income Fund | ETF Risk
●

ETF Risk. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their net asset value per share (“NAV”) and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Trading of ETFs may be halted by the activation of individual or market-wide trading halts, or if the ETFs are delisted from an exchange. Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

Penn Capital Opportunistic High Income Fund | Foreign Currency Risk
●

Foreign Currency Risk. The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates can fluctuate significantly over short periods of time.

Penn Capital Opportunistic High Income Fund | Maturity Risk
●

Maturity Risk. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.

Penn Capital Opportunistic High Income Fund | ESG Investing Risk
●

ESG Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Fund may apply in selecting securities. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Investors may differ in their views of ESG characteristics. The Fund’s returns may be lower than other funds that do not use ESG ratings.

Penn Capital Opportunistic High Income Fund | Preferred Stock Risk
●

Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Penn Capital Opportunistic High Income Fund | Payment-In-Kind Securities Risk
●

Payment-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as payment-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on payment-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Payment-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.

Penn Capital Mid Cap Core Fund
Penn Capital Mid Cap Core Fund
Investment Objective
The Penn Capital Mid Cap Core Fund (the “Fund”) seeks to provide capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Penn Capital Mid Cap Core Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Penn Capital Mid Cap Core Fund Institutional Class
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.89%
Total Annual Fund Operating Expenses	1.79%
Fee Waiver and/or Expense Reimbursement	(0.73%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.06%
[1]	The RBB Fund Trust (the “Trust”) and Penn Capital Management Company, LLC (the “Advisor”), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending December 31, 2024, do not exceed 1.06% for Institutional Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the month of the fee waiver or payment, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees of the Trust (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Penn Capital Mid Cap Core Fund | Institutional Class | USD ($)	108	492	901	2,045

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 94% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-capitalization companies. Shareholders will be given at least 60 days advance notice of any change to the 80% investment policy. Mid-capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase between (i) the lesser of $2 billion or the market capitalization of the smallest company included in the Bloomberg US 2500 Index, and (ii) the greater of $20 billion or the market capitalization of the largest company included in the Bloomberg US

2500 Index. As of October 31, 2023, the minimum and maximum market capitalizations included in the Bloomberg US 2500 Index were approximately $100 million and $17.3 billion, respectively. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

In selecting investments for the Fund, the Advisor incorporates environmental, social, and governance-related (“ESG”) issues into its research and analysis, including, but not limited to, an assessment of the following factors: evaluation of a company’s management team, board and leadership structure, share structure and overall business practices. Each investment decision incorporates ESG and sustainability to the extent that any of these ESG factors impact the financial health or reputational risk of the company within the capital markets.

Equity securities in which the Fund invests include common stock; preferred stock; equity-equivalent securities such as convertible securities; other investment companies, including exchange traded funds (“ETFs”); American Depositary Receipts (“ADRs”); and real estate investment trusts (“REITs”). The Fund is also permitted to invest in private placements in these types of securities. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund generally invests in the securities of leveraged companies (i.e., companies that issue debt). The Fund also has the ability to invest in other investment companies, including ETFs, that have investment objectives similar to the Fund’s, or that otherwise are permitted investments with the Fund’s investment policies described herein. Investments in investment companies and ETFs also are permitted to manage the Fund’s cash holdings. The Fund may invest more than 25% in dividend-paying securities. In addition, the Fund may have increased exposure to investments in the financials sector. The Fund also may invest up to 25% of its net assets in foreign equity securities.

The Fund generally intends to invest in approximately 50 to 90 equity securities identified by the Advisor’s fundamental, bottom-up value driven research. The portfolio construction process involves both quantitative and qualitative fundamental analysis. Quantitative measures include the review of company financial statements and analysis of the company’s financial metrics relative to its peer group. Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers. The Advisor could choose to sell a security when, for example, in the Advisor’s determination, it no longer represents an attractive growth prospect, or to take advantage of what the Advisor has determined to be a better investment opportunity.

Principal Investment Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year. The table shows how the average annual total returns of the Fund’s Institutional Class Shares for various periods compare with those of the Bloomberg US 2500 Index, a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.penncapitalfunds.com or by calling 1-844-302-PENN (7366).

Institutional Class Shares Calendar Year Returns as of December 31

The Fund’s calendar year-to-date return as of September 30, 2023 was 2.06%. During the period shown in the bar chart, the highest return for a calendar quarter was 22.36% (quarter ended June 30, 2020), and the lowest return for a calendar quarter was -29.45% (quarter ended March 31, 2020).

Average Annual Total Returns (for the Periods Ended December 31, 2022)
Average Annual Total Returns - Penn Capital Mid Cap Core Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	(20.75%)	3.83%	6.91%	Nov. 30, 2015
Institutional Class | After Taxes on Distributions	(20.84%)	2.49%	5.87%	Nov. 30, 2015
Institutional Class | After Taxes on Distributions and Sales	(12.21%)	2.89%	5.42%	Nov. 30, 2015
Bloomberg US 2500 Index (reflects no deduction for fees, expenses or taxes)*	(18.67%)	5.70%	8.16%	Nov. 30, 2015

Actual after-tax returns depend on each shareholder’s individual tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.

Penn Capital Mid Cap Core Fund | Risk Lose Money [Member]
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Penn Capital Mid Cap Core Fund | Foreign Securities Risk
●

Foreign Securities Risk. Investing in foreign securities (including ADRs) typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Penn Capital Mid Cap Core Fund | Liquidity Risk
●

Liquidity Risk. Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil. It may be more difficult for the Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment. If the Fund sells investments with extended settlement times, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations for a substantial period of time.

Penn Capital Mid Cap Core Fund | Management Risk
●	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

Penn Capital Mid Cap Core Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Penn Capital Mid Cap Core Fund | Leveraged Companies Risk
●

Leveraged Companies Risk. Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company’s securities. In the event of liquidation or bankruptcy, a company’s creditors take precedence over the company’s stockholders. Leveraged companies can have limited access to additional capital.

Penn Capital Mid Cap Core Fund | Investments in Other Investment Companies Risk
●

Investments in Other Investment Companies Risk. The Fund’s investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

Penn Capital Mid Cap Core Fund | Private Placement Risk
●

Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”). Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that the Advisor determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid investments.

Penn Capital Mid Cap Core Fund | Portfolio Turnover Risk
●

Portfolio Turnover Risk. The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases the Fund’s portfolio turnover rate and transaction costs, such as brokerage commissions, dealer mark-ups and taxes. Increased transaction costs could detract from the Fund’s performance.

Penn Capital Mid Cap Core Fund | Redemption Risk
●

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions could cause the Fund to experience a loss, increase the Fund’s transaction costs, or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions if such shareholder reallocates its assets.

Penn Capital Mid Cap Core Fund | Market Risk
●

Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Penn Capital Mid Cap Core Fund | Volatility Risk
●

Volatility Risk. The value of securities in the Fund’s portfolio may go down. The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and you could lose money.

Penn Capital Mid Cap Core Fund | Financials Sector Risk
●

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Penn Capital Mid Cap Core Fund | REIT Risk
●

REIT Risk. A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The risk of defaults is generally higher in the case of mortgage pools that include subprime mortgages (which refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments, and second-lien mortgage loans), and a decline in or flattening of property values also may exacerbate losses. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Penn Capital Mid Cap Core Fund | Convertible Securities Risk
●

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible fixed income security, and generally has less potential for gain or loss than the underlying stock.

Penn Capital Mid Cap Core Fund | ETF Risk
●

ETF Risk. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their net asset value per share (“NAV”) and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Trading of ETFs may be halted by the activation of individual or marketwide trading halts, or if the ETFs are delisted from an exchange. Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

Penn Capital Mid Cap Core Fund | Foreign Currency Risk
●

Foreign Currency Risk. The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates can fluctuate significantly over short periods of time.

Penn Capital Mid Cap Core Fund | ESG Investing Risk
●

ESG Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Fund may apply in selecting securities. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Investors may differ in their views of ESG characteristics. The Fund’s returns may be lower than other funds that do not use ESG ratings.

Penn Capital Mid Cap Core Fund | Preferred Stock Risk
●

Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Penn Capital Mid Cap Core Fund | Mid-Capitalization Companies Risk
●

Mid-Capitalization Companies Risk. Mid-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of mid-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Penn Capital Mid Cap Core Fund | Focused Investment Risk
●

Focused Investment Risk. If the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, the Fund’s exposure to various risks will be heightened, including price volatility and adverse economic, market, political or regulatory occurrences affecting that issuer, country, group of countries region, market, industry, group of industries, sector or asset class.

Penn Capital Mid Cap Core Fund | Small-Capitalization Companies Risk
●

Small-Capitalization Companies Risk. Small-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, small-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Penn Capital Mid Cap Core Fund | Dividend-Paying Securities Risk
●

Dividend-Paying Securities Risk. Investment in dividend-paying stocks could cause the Fund to underperform similar medium capitalization funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in favorable markets to the same degree as other stocks, and other factors, such as an increase in interest rates or severe economic downturn could cause a company to unexpectedly decrease or even eliminate its dividend.

Penn Capital Mid Cap Core Fund | Health Care Sector Risk
●

Health Care Sector Risk. Health care companies may rely significantly on government funding or subsidies. If government support for health care companies is reduced or discontinued, the profitability of these companies could be adversely affected. The health care sector may also be affected by evolving government regulation. Health care companies are also subject to the risk of malpractice and products liability claims or other litigation. Intense competition may also adversely impact the profitability of issuers in the health care sector.

Penn Capital Mid Cap Core Fund | Information Technology Sector Risk
●

Information Technology Sector Risk. The information technology (IT) sector has historically been relatively volatile due to the rapid pace of product development within the sector. Products and services of IT companies may not achieve commercial success or may become obsolete quickly. Stock prices of companies operating within this sector may be subject to abrupt or erratic movements. Additionally, these companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations.

Penn Capital Mid Cap Core Fund | Industrials Sector Risk
●

Industrials Sector Risk. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations issues.

Penn Capital Mid Cap Core Fund | ADR Risk
●

ADR Risk. ADRs are subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Penn Capital Special Situations Small Cap Equity Fund
Penn Capital Special Situations Small Cap Equity Fund
Investment Objective
The Penn Capital Special Situations Small Cap Equity Fund (the “Fund”) seeks to provide capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Penn Capital Special Situations Small Cap Equity Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Penn Capital Special Situations Small Cap Equity Fund Institutional Class
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.78%
Total Annual Fund Operating Expenses	1.73%
Fee Waiver and/or Expense Reimbursement	(0.64%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.09%
[1]	The RBB Fund Trust (the “Trust”) and Penn Capital Management Company, LLC (the “Advisor”), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending December 31, 2024, do not exceed 1.09% for Institutional Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the month of the fee waiver or payment, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees of the Trust (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Penn Capital Special Situations Small Cap Equity Fund | Institutional Class | USD ($)	111	483	879	1,988

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2023, the portfolio turnover rate for the Fund was 69% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in the equity securities of small-capitalization companies. Small-capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase between the lesser of $100 million or the market capitalization of the smallest company included in the Bloomberg US 2000 Index and the greater of $4 billion or the market capitalization of the largest company included in the Bloomberg US 2000 Index. As of October 31, 2023, the minimum and maximum market capitalizations included in the Bloomberg US 2000 Index were approximately $100 million and $6.7 billion, respectively. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

In selecting investments for the Fund, the Advisor incorporates environmental, social, and governance-related (“ESG”) issues into its research and analysis, including, but not limited to, an assessment of the following factors: evaluation of a company’s management team, board and leadership structure, share structure and overall business practices. Each investment decision incorporates ESG and sustainability to the extent that any of these ESG factors impact the financial health or reputational risk of the company within the capital markets.

Equity securities in which the Fund invests include common stock; preferred stock; equity-equivalent securities such as convertible securities; other investment companies, including exchange traded funds (“ETFs”); American Depositary Receipts (“ADRs”); and real estate investment trusts (“REITs”). The Fund also is permitted to invest in private placements in these types of securities. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. In addition, the Fund may have increased exposure to investments in the financials and consumer discretionary sectors. The Fund generally invests in the securities of leveraged companies (i.e., companies that issue debt). The Fund also has the ability to invest in other investment companies, including ETFs, that have investment objectives similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. The Fund may invest up to 25% of its net assets in foreign equity securities.

The Fund generally intends to invest in approximately 50 to 90 equity securities identified by the Advisor’s fundamental, bottom-up value driven research. The portfolio construction process involves both quantitative and qualitative fundamental analysis. Quantitative measures include the review of company financial statements and analysis of the company’s financial metrics relative to its peer group. Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers. The Advisor could choose to sell a security when, for example, in the Advisor’s determination, it no longer represents an attractive growth prospect, or to take advantage of what the Advisor has determined to be a better investment opportunity.

The Fund anticipates a higher than average portfolio turnover rate.

Principal Investment Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year. The table shows how the average annual total returns of the Fund’s Institutional Class Shares for various periods compare with those of the Bloomberg US 2000 Index, a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.penncapitalfunds.com or by calling 1-844-302-PENN (7366).

Institutional Class Shares Calendar Year Returns as of December 31

The Fund’s calendar year-to-date return as of September 30, 2023 was 0.69%. During the period shown in the bar chart, the highest return for a calendar quarter was 39.46% (quarter ended December 31, 2020), and the lowest return for a calendar quarter was -39.71% (quarter ended March 31, 2020).

Average Annual Total Returns (for the Periods Ended December 31, 2022)
Average Annual Total Returns - Penn Capital Special Situations Small Cap Equity Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	(17.98%)	8.58%	11.29%	Dec. 17, 2015
Institutional Class | After Taxes on Distributions	(18.31%)	6.75%	8.96%	Dec. 17, 2015
Institutional Class | After Taxes on Distributions and Sales	(10.40%)	6.49%	8.41%	Dec. 17, 2015
Bloomberg US 2000 Index (reflects no deduction for fees, expenses or taxes)*	(20.08%)	5.15%	8.61%	Dec. 17, 2015

Actual after-tax returns depend on each shareholder’s individual tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.

Penn Capital Special Situations Small Cap Equity Fund | Risk Lose Money [Member]
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund
Penn Capital Special Situations Small Cap Equity Fund | Foreign Securities Risk
●

Foreign Securities Risk. Investing in foreign securities (including ADRs) typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Penn Capital Special Situations Small Cap Equity Fund | Liquidity Risk
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Liquidity Risk. Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil. It may be more difficult for the Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment. If the Fund sells investments with extended settlement times, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations for a substantial period of time.

Penn Capital Special Situations Small Cap Equity Fund | Management Risk
●	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

Penn Capital Special Situations Small Cap Equity Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Penn Capital Special Situations Small Cap Equity Fund | Leveraged Companies Risk
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Leveraged Companies Risk. Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company’s securities. In the event of liquidation or bankruptcy, a company’s creditors take precedence over the company’s stockholders. Leveraged companies can have limited access to additional capital.

Penn Capital Special Situations Small Cap Equity Fund | Investments in Other Investment Companies Risk
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Investments in Other Investment Companies Risk. The Fund’s investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Shareholders will indirectly be subject to the fees and expenses of the other investment companies and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

Penn Capital Special Situations Small Cap Equity Fund | Private Placement Risk
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Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”). Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that the Advisor determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid investments.

Penn Capital Special Situations Small Cap Equity Fund | Portfolio Turnover Risk
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Portfolio Turnover Risk. The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases the Fund’s portfolio turnover rate and transaction costs, such as brokerage commissions, dealer mark-ups and taxes. Increased transaction costs could detract from the Fund’s performance.

Penn Capital Special Situations Small Cap Equity Fund | Redemption Risk
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Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions could cause the Fund to experience a loss, increase the Fund’s transaction costs, or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions if such shareholder reallocates its assets.

Penn Capital Special Situations Small Cap Equity Fund | Market Risk
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Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Penn Capital Special Situations Small Cap Equity Fund | Volatility Risk
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Volatility Risk. The value of securities in the Fund’s portfolio may go down. The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and you could lose money.

Penn Capital Special Situations Small Cap Equity Fund | Financials Sector Risk
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Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Penn Capital Special Situations Small Cap Equity Fund | REIT Risk
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REIT Risk. A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The risk of defaults is generally higher in the case of mortgage pools that include subprime mortgages (which refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments, and second-lien mortgage loans), and a decline in or flattening of property values also may exacerbate losses. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Penn Capital Special Situations Small Cap Equity Fund | Convertible Securities Risk
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Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible fixed income security, and generally has less potential for gain or loss than the underlying stock.

Penn Capital Special Situations Small Cap Equity Fund | ETF Risk
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ETF Risk. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their net asset value per share (“NAV”) and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Trading of ETFs may be halted by the activation of individual or marketwide trading halts, or if the ETFs are delisted from an exchange. Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

Penn Capital Special Situations Small Cap Equity Fund | Foreign Currency Risk
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Foreign Currency Risk. The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates can fluctuate significantly over short periods of time.

Penn Capital Special Situations Small Cap Equity Fund | ESG Investing Risk
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ESG Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Fund may apply in selecting securities. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Investors may differ in their views of ESG characteristics. The Fund’s returns may be lower than other funds that do not use ESG ratings.

Penn Capital Special Situations Small Cap Equity Fund | Preferred Stock Risk
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Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Penn Capital Special Situations Small Cap Equity Fund | Focused Investment Risk
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Focused Investment Risk. If the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, the Fund’s exposure to various risks will be heightened, including price volatility and adverse economic, market, political or regulatory occurrences affecting that issuer, country, group of countries region, market, industry, group of industries, sector or asset class.

Penn Capital Special Situations Small Cap Equity Fund | Small-Capitalization Companies Risk
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Small-Capitalization Companies Risk. Small-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, small-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Penn Capital Special Situations Small Cap Equity Fund | Health Care Sector Risk
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Health Care Sector Risk. Health care companies may rely significantly on government funding or subsidies. If government support for health care companies is reduced or discontinued, the profitability of these companies could be adversely affected. The health care sector may also be affected by evolving government regulation. Health care companies are also subject to the risk of malpractice and products liability claims or other litigation. Intense competition may also adversely impact the profitability of issuers in the health care sector.

Penn Capital Special Situations Small Cap Equity Fund | Information Technology Sector Risk
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Information Technology Sector Risk. The information technology (IT) sector has historically been relatively volatile due to the rapid pace of product development within the sector. Products and services of IT companies may not achieve commercial success or may become obsolete quickly. Stock prices of companies operating within this sector may be subject to abrupt or erratic movements. Additionally, these companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations.

Penn Capital Special Situations Small Cap Equity Fund | Industrials Sector Risk
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Industrials Sector Risk. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations issues.

Penn Capital Special Situations Small Cap Equity Fund | ADR Risk
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ADR Risk. ADRs are subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Penn Capital Special Situations Small Cap Equity Fund | Consumer Discretionary Sector Risk
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Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences, social trends and marketing campaigns. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion or resources and labor relations also may adversely affect these companies.

Torray Fund
SUMMARY SECTION
Investment Objectives

The Torray Fund’s (the “Fund”) investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long- and short-term gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Torray Fund Torray Fund Shares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Torray Fund Torray Fund Shares
Management Fees	0.85%
Other Expenses	0.12%	[1]
Total Annual Fund Operating Expenses	0.97%
Fee Waiver and/or Expense Reimbursement	(0.01%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.96%	[2]
[1]	Other Expenses includes Acquired Fund Fees and Expenses (“AFFE”) of 0.01% which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[2]	Torray Investment Partners LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s total annual operating expenses (excluding AFFE, short sale dividend expenses, extraordinary items, interest expense or taxes) to 0.95% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2025 and may not be terminated without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”). The Adviser is permitted to recoup any fees it has waived or deferred or expenses it has borne pursuant to an expense limitation agreement to the extent that the Fund’s expenses (after any repayment is taken into account) do not exceed both of (i) the expense limitations that were in effect at the time of the waiver or reimbursement, and (ii) the current expense limitations. The Board must approve any recoupment payment made to the Adviser. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after date on which the fees and expenses were waived or deferred.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the terms of the expense limitation agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Torray Fund | Torray Fund Shares | USD ($)	98	308	535	1,189

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal period from January 1, 2023 through August 31, 2023, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio. The Fund’s portfolio turnover rate is not annualized.

Principal Investment Approach

The Fund views common stock ownership as an investment in a business, and therefore invests for the long term, employing a value-oriented approach to security selection. In this approach, the Fund utilizes a variety of quantitative and qualitative methods to determine a range of values for prospective and current investments. The Fund seeks to invest in securities when it believes valuations are modest relative to earnings, cash flow or asset values. The Fund invests principally in common stock of large capitalization domestic companies (defined as market capitalizations in excess of $8 billion) that have demonstrated records of operating profitability, including growth in net income and cash flow through business cycles; conservative financial structures, characterized by modest levels of debt relative to assets, market capitalization and cash flow; and shareholder-oriented management, with a history of prudent capital allocation, candid reporting to shareholders and insider ownership. Information relative to these items is found in company SEC filings, annual reports, conversations with management and industry reports. Investments are held as long as the issuers’ fundamentals remain intact, and the Fund believes issuers’ shares are reasonably valued.

Ordinarily, 90% or more of the Fund’s assets will be invested in common stocks to the extent the Fund can identify common stocks which satisfy its selection criteria, with the balance held in U.S. Treasury securities or other cash equivalents. Although the number of holdings may vary, the Fund usually holds between 25 and 40 stocks, with positions in individual issuers generally ranging between 2% and 4% of the Fund’s assets. Generally, positions in individual issuers will not exceed 5% of Fund assets. The Fund currently expects to invest a significant portion of its assets in the Financials sector. However, the Fund will not invest in excess of 25% of its assets in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance Information

The Fund was reorganized following the close of business on December 9, 2022, to acquire the assets and liabilities of the Torray Fund (the “Predecessor Fund”), a series of The Torray Fund, in exchange for shares of the Fund. Accordingly, the Fund is the successor to the Predecessor Fund, and the following performance information shown prior to December 12, 2022, is that of the Predecessor Fund. The Fund has an investment objective, strategies and policies substantially similar to the Predecessor Fund, which was also advised by the Adviser.

Below is a bar chart and performance table that provides some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund’s annual total returns have varied from year to year. The performance table provides the Fund’s average annual total returns both on a before-tax and an after-tax basis and compares the Fund’s performance against the performance of unmanaged market indices. It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website (https://funds.torray.com/fund-performance/).

Annual Total Returns (%) as of 12/31

During the period covered by this bar chart, the Fund’s highest return for a calendar quarter was 17.27% in the fourth quarter of 2020, and the lowest return for a calendar quarter was -26.40% in the first quarter of 2020.

The Fund’s year-to-date total return as of September 30, 2023, was 3.19%.

Average Annual Total Returns (For the periods ended December 31, 2022)
Average Annual Total Returns - Torray Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Torray Fund Shares		(0.98%)	4.66%	8.98%	9.28%	Dec. 31, 1990
Torray Fund Shares | After Taxes on Distributions		(3.24%)	3.20%	7.65%	8.30%	Dec. 31, 1990
Torray Fund Shares | After Taxes on Distributions and Sales		1.05%	3.49%	7.15%	7.98%	Dec. 31, 1990
Morningstar US Large-Mid Cap Broad Value Index (reflects no deduction for fees, expenses, or taxes)	[1]	(6.93%)	8.04%	11.50%		Dec. 31, 1990
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	[1]	(18.11%)	9.42%	12.56%	10.18%	Dec. 31, 1990
[1]	The Morningstar US Large-Mid Cap Broad Value Index is designed to provide comprehensive, consistent representation of the large-mid cap value segment of the US equity market. The S&P 500 Total Return Index measures the performance of 500 large-capitalization U.S. companies. These indexes are unmanaged and do not reflect the fees and expenses typically incurred by mutual funds. Results include reinvested dividends.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Torray Fund | Risk Lose Money [Member]
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Torray Fund | Large Companies Risk

Large Companies Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Torray Fund | Management Risk

Management Risk. All investments are subject to risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund and investors face the risk that the Adviser’s business analyses prove faulty.

Torray Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Torray Fund | Equity Securities Risk

Equity Securities Risk. The Fund expects to invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Torray Fund | Market Risk

Market Risk. The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war and terrorist activities, and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments.

Torray Fund | Sector Risk

Sector Risk. The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors. The Fund may focus its investments in the following sector(s):

Torray Fund | Financial Sector Risk

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

Torray Fund | Share Ownership Risk

Share Ownership Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Torray Fund | Value-Style Investment Risk
Value-Style Investment Risk. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.